TRADE AND OTHER RECEIVABLES - Trade receivables past due (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade And Other Receivables [Line Items]
Credit loss allowance	$ 57	$ 71	$ 59
Bad debt expense	3	25	15
Trade receivables	1,028	982
Less: Loss Allowance	(57)	(71)	$ (59)
Trade receivables - net	971	911
Total past due
Disclosure Of Trade And Other Receivables [Line Items]
Credit loss allowance	57
Trade receivables	1,028	982
Less: Loss Allowance	(57)
Past due not more than three months
Disclosure Of Trade And Other Receivables [Line Items]
Credit loss allowance	1
Trade receivables	217	220
Less: Loss Allowance	$ (1)
Weighted average loss rate	(0.50%)
Past due more than three months and not more than six months
Disclosure Of Trade And Other Receivables [Line Items]
Credit loss allowance	$ 1
Trade receivables	88	88
Less: Loss Allowance	$ (1)
Weighted average loss rate	(1.10%)
Past due more than six months and not more than one year
Disclosure Of Trade And Other Receivables [Line Items]
Credit loss allowance	$ 53
Trade receivables	128	164
Less: Loss Allowance	$ (53)
Weighted average loss rate	(41.40%)
Neither past due nor impaired
Disclosure Of Trade And Other Receivables [Line Items]
Credit loss allowance	$ 2
Trade receivables	595	$ 510
Less: Loss Allowance	$ (2)
Weighted average loss rate	(0.30%)